Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2024
Long-Term Investments [Abstract]
Schedule of Components of Equity Investments Without Readily Determinable Fair Value Measured at Measurement Alternative	For the years ended June 30, 2024, 2023 and 2022, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following:
	For the Years Ended June 30,
	2024	2023	2022
Balance at beginning of the year	$—	$22,395	$23,232
Investment in Wuhan Qiyunshilian	—	—	—
Transfer of investment in Wuhan Qiyunshilian	—	—	—
Business combination achieved in stages	—	(20,686)	—
Change of accounting method	23,083,197	23,083,197	—
Investment classified as held for sale asset	—	(23,083,197)	—
Provision for impairment	(23,032,693)	—	—
Effects of foreign exchange rate	(50,504)	(1,709)	(837)
Balance at end of the year	$—	$—	$22,395